Financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of financial instruments [text block]
Financial instruments

a)	Categories of financial instruments
The following table shows the carrying amount of each Statement of Financial Position class split into the relevant category of financial instrument as defined in IFRS 9 “Financial Instruments”.

	Financial assets at amortized cost	Financial Assets at Fair Value through profit or loss	Derivatives at fair value through profit or loss	Derivatives used for hedging (see (c))	Financial liabilities at amortized cost	Total
2018	€m	€m	€m	€m	€m	€m
Assets
Trade receivables	98.3	—	—	—	—	98.3
Derivative financial instruments	—	—	4.6	44.5	—	49.1
Cash and cash equivalents	297.0	30.6	—	—	—	327.6
Liabilities
Trade and other payables excluding non-financial liabilities	—	—	—	—	(534.9)	(534.9)
Derivative financial instruments	—	—	(0.3)	(36.6)	—	(36.9)
Loans and borrowings (note 1)	—	—	—	—	(1,775.2)	(1,775.2)
Total	395.3	30.6	4.3	7.9	(2,310.1)	(1,872.0)
Note 1: Loans and borrowings excludes €10.9 million of deferred borrowing costs which are included within €1,764.3 million of total loans and borrowings in Note 21.

	Cash and cash equivalents	Loans and receivables	Derivatives at fair value through profit or loss	Derivatives used for hedging (see (c))	Financial liabilities at amortized cost	Total
2017	€m	€m	€m	€m	€m	€m
Assets
Trade receivables	—	94.7	—	—	—	94.7
Derivative financial instruments	—	—	3.2	17.5	—	20.7
Cash and cash equivalents	219.2	—	—	—	—	219.2
Liabilities
Trade and other payables excluding non-financial liabilities	—	—	—	—	(441.6)	(441.6)
Derivative financial instruments	—	—	(0.7)	(68.5)	—	(69.2)
Loans and borrowings (note 2)	—	—	—	—	(1,409.5)	(1,409.5)
Total	219.2	94.7	2.5	(51.0)	(1,851.1)	(1,585.7)
Note 2: Loans and borrowings excludes €11.1 million of deferred borrowing costs which are included within €1,398.4 million of total non-current loans and borrowings in Note 21.

b)	Fair values
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, Nomad uses various methods including market, income and cost approaches. Based on these approaches, Nomad utilizes certain assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs may be readily observable, market corroborated, or generally unobservable inputs.  The fair value hierarchy ranks the quality and reliability of the information used to determine fair values.
Financial assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:
Level 1—Quoted prices for identical assets and liabilities traded in active exchange markets, such as the New York Stock Exchange.
Level 2—Observable inputs other than Level 1 including quoted prices for similar assets or liabilities, quoted prices in less active markets, or other observable inputs that can be corroborated by observable market data.
Level 3—Unobservable inputs supported by little or no market activity for financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation; also includes observable inputs for nonbinding single dealer quotes not corroborated by observable market data. Where market information is not available to support internal valuations, reviews of third party valuations are performed.
While Nomad believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.
The following is a description of the valuation methodologies and assumptions used for estimating the fair values of financial instruments held by the Company.

(i)	Derivative financial instruments
Derivative financial instruments are held at fair value. There is no difference between carrying value and fair value. The valuation technique utilized by the Company maximizes the use of observable market data where it is available. All significant inputs required to fair value the instrument are observable. The Company has classified its derivative financial instruments as level 2 instruments as defined in IFRS 13 ‘Fair value measurement’.

(ii)	Trade and other payables/receivables
The notional amount of trade and other payables/receivables are deemed to be carried at fair value, short term and settled in cash.

(iii)	Cash and cash equivalents
The carrying value of cash and cash equivalents is deemed to equal fair value.
(iv)         Interest bearing loans and liabilities
The fair value of secured notes is determined by reference to price quotations in the active market in which they are traded. They are classified as level 1 instruments. The fair value of the senior loans is calculated by discounting the expected future cash flows at the year end’s prevailing interest rates. They are classified as level 2 instruments.

	Fair value		Carrying value
	Dec 31, 2018	Dec 31, 2017	Dec 31, 2018	Dec 31, 2017
	€m	€m	€m	€m
Senior EUR/USD loans	1,347.2	1,012.7	1,372.2	1,009.5
Other external debt	3.0	—	3.0	—
2024 fixed rate senior secured notes	395.2	412.2	400.0	400.0
Less deferred borrowing costs	—	—	(10.9)	(11.1)
	1,745.4	1,424.9	1,764.3	1,398.4

c)	Derivatives

	As at Dec 31, 2018	As at Dec 31, 2017
	€m	€m
Cross Currency Interest Rate Swaps	35.7	18.6
Forward foreign exchange contracts	13.4	2.1
Total assets	49.1	20.7
Cross Currency Interest Rate Swaps	(35.4)	(61.4)
Forward foreign exchange contracts	(1.5)	(7.8)
Total liabilities	(36.9)	(69.2)
Total	12.2	(48.5)

Offsetting of derivatives
Derivative contracts are held under International Swaps and Derivatives Association (ISDA) agreements with financial institutions. An ISDA is an enforceable master netting agreement that permits the Company to settle net in the event of default.
The following table sets out the carrying amounts of recognized financial instruments that are subject to the above agreements.

	Gross amount of financial instruments as presented upon balance sheet	Related financial instruments that are offset	Net amount
As at Dec 31, 2018	€m	€m	€m
Derivatives - assets	49.1	(29.8)	19.3
Derivatives - liabilities	(36.9)	29.8	(7.1)

	Gross amount of financial instruments as presented upon balance sheet	Related financial instruments that are offset	Net amount
As at Dec 31, 2017	€m	€m	€m
Derivatives - assets	20.7	(20.7)	—
Derivatives - liabilities	(69.2)	20.7	(48.5)

Disclosure of Financial Assets
The following table shows the carrying amount of each Statement of Financial Position class split into the relevant category of financial instrument as defined in IFRS 9 “Financial Instruments”.

	Financial assets at amortized cost	Financial Assets at Fair Value through profit or loss	Derivatives at fair value through profit or loss	Derivatives used for hedging (see (c))	Financial liabilities at amortized cost	Total
2018	€m	€m	€m	€m	€m	€m
Assets
Trade receivables	98.3	—	—	—	—	98.3
Derivative financial instruments	—	—	4.6	44.5	—	49.1
Cash and cash equivalents	297.0	30.6	—	—	—	327.6
Liabilities
Trade and other payables excluding non-financial liabilities	—	—	—	—	(534.9)	(534.9)
Derivative financial instruments	—	—	(0.3)	(36.6)	—	(36.9)
Loans and borrowings (note 1)	—	—	—	—	(1,775.2)	(1,775.2)
Total	395.3	30.6	4.3	7.9	(2,310.1)	(1,872.0)
Note 1: Loans and borrowings excludes €10.9 million of deferred borrowing costs which are included within €1,764.3 million of total loans and borrowings in Note 21.

	Cash and cash equivalents	Loans and receivables	Derivatives at fair value through profit or loss	Derivatives used for hedging (see (c))	Financial liabilities at amortized cost	Total
2017	€m	€m	€m	€m	€m	€m
Assets
Trade receivables	—	94.7	—	—	—	94.7
Derivative financial instruments	—	—	3.2	17.5	—	20.7
Cash and cash equivalents	219.2	—	—	—	—	219.2
Liabilities
Trade and other payables excluding non-financial liabilities	—	—	—	—	(441.6)	(441.6)
Derivative financial instruments	—	—	(0.7)	(68.5)	—	(69.2)
Loans and borrowings (note 2)	—	—	—	—	(1,409.5)	(1,409.5)
Total	219.2	94.7	2.5	(51.0)	(1,851.1)	(1,585.7)
Note 2: Loans and borrowings excludes €11.1 million of deferred borrowing costs which are included within €1,398.4 million of total non-current loans and borrowings in Note 21.

Disclosure of Financial Liabilities
The following table shows the carrying amount of each Statement of Financial Position class split into the relevant category of financial instrument as defined in IFRS 9 “Financial Instruments”.

	Financial assets at amortized cost	Financial Assets at Fair Value through profit or loss	Derivatives at fair value through profit or loss	Derivatives used for hedging (see (c))	Financial liabilities at amortized cost	Total
2018	€m	€m	€m	€m	€m	€m
Assets
Trade receivables	98.3	—	—	—	—	98.3
Derivative financial instruments	—	—	4.6	44.5	—	49.1
Cash and cash equivalents	297.0	30.6	—	—	—	327.6
Liabilities
Trade and other payables excluding non-financial liabilities	—	—	—	—	(534.9)	(534.9)
Derivative financial instruments	—	—	(0.3)	(36.6)	—	(36.9)
Loans and borrowings (note 1)	—	—	—	—	(1,775.2)	(1,775.2)
Total	395.3	30.6	4.3	7.9	(2,310.1)	(1,872.0)
Note 1: Loans and borrowings excludes €10.9 million of deferred borrowing costs which are included within €1,764.3 million of total loans and borrowings in Note 21.

	Cash and cash equivalents	Loans and receivables	Derivatives at fair value through profit or loss	Derivatives used for hedging (see (c))	Financial liabilities at amortized cost	Total
2017	€m	€m	€m	€m	€m	€m
Assets
Trade receivables	—	94.7	—	—	—	94.7
Derivative financial instruments	—	—	3.2	17.5	—	20.7
Cash and cash equivalents	219.2	—	—	—	—	219.2
Liabilities
Trade and other payables excluding non-financial liabilities	—	—	—	—	(441.6)	(441.6)
Derivative financial instruments	—	—	(0.7)	(68.5)	—	(69.2)
Loans and borrowings (note 2)	—	—	—	—	(1,409.5)	(1,409.5)
Total	219.2	94.7	2.5	(51.0)	(1,851.1)	(1,585.7)
Note 2: Loans and borrowings excludes €11.1 million of deferred borrowing costs which are included within €1,398.4 million of total non-current loans and borrowings in Note 21.

	Fair value		Carrying value
	Dec 31, 2018	Dec 31, 2017	Dec 31, 2018	Dec 31, 2017
	€m	€m	€m	€m
Senior EUR/USD loans	1,347.2	1,012.7	1,372.2	1,009.5
Other external debt	3.0	—	3.0	—
2024 fixed rate senior secured notes	395.2	412.2	400.0	400.0
Less deferred borrowing costs	—	—	(10.9)	(11.1)
	1,745.4	1,424.9	1,764.3	1,398.4

Disclosure of Derivatives

	As at Dec 31, 2018	As at Dec 31, 2017
	€m	€m
Cross Currency Interest Rate Swaps	35.7	18.6
Forward foreign exchange contracts	13.4	2.1
Total assets	49.1	20.7
Cross Currency Interest Rate Swaps	(35.4)	(61.4)
Forward foreign exchange contracts	(1.5)	(7.8)
Total liabilities	(36.9)	(69.2)
Total	12.2	(48.5)

Disclosure of offsetting of financial assets and financial liabilities [text block]
The following table sets out the carrying amounts of recognized financial instruments that are subject to the above agreements.

	Gross amount of financial instruments as presented upon balance sheet	Related financial instruments that are offset	Net amount
As at Dec 31, 2018	€m	€m	€m
Derivatives - assets	49.1	(29.8)	19.3
Derivatives - liabilities	(36.9)	29.8	(7.1)

	Gross amount of financial instruments as presented upon balance sheet	Related financial instruments that are offset	Net amount
As at Dec 31, 2017	€m	€m	€m
Derivatives - assets	20.7	(20.7)	—
Derivatives - liabilities	(69.2)	20.7	(48.5)